Right-of-use assets - Schedule of leased properties (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in right-of-use assets [abstract]
Carrying amount at beginning of period	$ 1,463,566
Depreciation charge	1,215,689	$ 2,416,122
Gain on early termination of lease		(104,493)
Carrying amount at end of period	$ 2,875,107	1,463,566
Accumulated depreciation and amortisation
Reconciliation of changes in right-of-use assets [abstract]
Depreciation charge		$ 2,489,615